                                     485BPOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 18                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     Amendment No. 19                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY INTERNATIONAL BOND FUNDS
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141-6200
   _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: May 1, 2003

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2003 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

----------------------------------------------------------------------------

Your
American Century
prospectus

INVESTOR CLASS

International Bond Fund

MAY 1, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

At American Century, we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to make informed and confident decisions about your investments.

We understand you may have questions about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to  7 p.m. and Saturdays, 9 a.m. to 2 p.m.
Central time. Our representatives can be reached by calling 1-800-345-2021.
Thank you for considering American Century.

Sincerely,

/s/Mark Killen
Mark Killen
Senior Vice President
American Century Investment Services, Inc.

               [graphic of triangle]

               This symbol is used throughout the book to highlight
               DEFINITIONS of key investment terms and to provide
               other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality bonds or DEBT SECURITIES issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

               [graphic of triangle]

               DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

The fund's primary investment risks include

*  interest rate risk
*  currency risk
*  political and economic risk
*  foreign market and trading risk
*  principal loss

Additional important information about the fund's investment strategies and risks begins on page 6.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking diversification of your portfolio through investment in nondollar-denominated foreign debt securities

*  seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  uncomfortable with the risks associated with investing in foreign securities

*  uncomfortable with rapid fluctuations in the value of your investment

*  looking for the added security of FDIC insurance

               [graphic of triangle]

               An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance
               Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

INTERNATIONAL BOND FUND -- INVESTOR CLASS

[bar chart data shown below]

-----------------------------------
2002                    23.53%
2001                    -1.66%
2000                    -1.20%
1999                   -10.36%
1998                    17.87%
1997                    -5.88%
1996                     6.38%
1995                    24.40%
1994                     1.52%
1993                    11.79%
-----------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               Highest                   Lowest
--------------------------------------------------------------------------------
International Bond             13.84% (1Q 1995)          -6.79% (1Q 1997)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with  owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                              3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2002             1 year    5 years   10 years     Life of Class(1)
------------------------------------------------------------------------------------------------------
International Bond
Return Before Taxes                                       23.53%    4.87%     6.01%        6.12%
Return After Taxes on Distributions                       22.53%    3.91%     4.47%        N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                                 14.43%    3.49%     4.14%        N/A
J.P. Morgan Global Traded Government Bond Index(2)        22.71%    5.32%     6.72%        6.20%
  (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  The inception date for the fund is January 7, 1992. Only a fund with performance history for less than 10 years shows after-tax returns for life of class.

(2)  From December 31, 1991, the date closest to the class's inception for which data is available, to December 31, 1997, the benchmark was the J.P. Morgan
     ECU-Weighted European Index. Since January 1, 1998, the benchmark has been the J.P. Morgan Global Traded Government Index (excluding the U.S. and with Japan weighted at 15%).

The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Investor Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class
   Maximum Account Maintenance Fee                        $25(1)
--------------------------------------------------------------------------------

(1)  Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with
     American Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                         Management   Distribution and       Other         Total Annual Fund
                         Fee(1)       Service (12b-1) Fees   Expenses(2)   Operating Expenses
----------------------------------------------------------------------------------------------
International Bond       0.83%        None                   0.02%         0.85%
----------------------------------------------------------------------------------------------

(1)  Based on assets under management during the fund's most recent fiscal year.
     The fund has a stepped-fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year        3 years      5 years       10 years
-------------------------------------------------------------------------------
International Bond         $87           $271         $470          $1,045
-------------------------------------------------------------------------------

                                                                             5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests all of its assets in HIGH-QUALITY DEBT SECURITIES, substantially all of which are nondollar-denominated foreign government and foreign corporate debt securities.

               [graphic of triangle]

               A HIGH-QUALITY debt security is one that has been rated by an independent rating agency in its top two credit quality
               categories or determined by the advisor to be of comparable credit quality. The details of the fund's credit quality
               standards are described in the Statement of Additional
               Information.

               [graphic of triangle]

               DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

The fund managers select the fund's investments by using a combination of fundamental research and bond and currency valuation models.

*  ECONOMIC/POLITICAL FUNDAMENTALS. The fund managers evaluate each country's economic climate and political discipline for controlling deficits and inflation.

*  EXPECTED RETURN. Using economic forecasts, the fund managers project the expected return for each country.

*  RELATIVE VALUE. By contrasting expected risks and returns for investments in each country, the fund managers select those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies.
Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the fund managers consider the dollar to be attractive relative to foreign currencies.

The weighted average maturity of the fund is expected to be between two and 10 years.

6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss  based solely upon a change in the exchange rate between the foreign currency and  the U.S. dollar.

*  POLITICAL AND ECONOMIC RISK. The fund invests in foreign debt securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to foreign political and economic risk not associated with U.S.
   investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

                                                                              7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

               [graphic of triangle]

               WEIGHTED AVERAGE MATURITY is a tool the fund managers
               use to approximate the remaining term to maturity of a fund's investment portfolio.

                           Amount of        Percent of   Remaining    Weighted
                           Security Owned   Portfolio    Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A            $100,000         25%           4 years      1 year
--------------------------------------------------------------------------------
Debt Security B            $300,000         75%          12 years      9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

8

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity   Current Price   Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
-------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
-------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
-------------------------------------------------------------------------------
30 years             $100.00         $88.69                    -11.31%
-------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

                                                                              9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.83% of the average net assets of the Investor Class shares of the fund. The rate of the management fee for the fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan
Investment Management, Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

DAVID M. GIBBON

Mr. Gibbon, Vice President and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined
J.P. Morgan, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a CFA charterholder.

JULIAN LE BERON

Mr. Le Beron, Portfolio Manager in the International Fixed-Income Group, has
been a member of the team that manages International Bond since October 2002. He joined J.P. Morgan in 1997 and worked as an assistant portfolio manager. He previously worked as a portfolio risk analyst in the Fleming Asset Management
Fixed Income department. He has a bachelor of science degree in management from the London School of Economics. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                                                                             11

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account  application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with  signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In  addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

12

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Relations 1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Representative.
--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the By mail section. Give your bank the following information to wire money.

* Our bank information
    Commerce Bank N.A.
    Routing No. 101000019
    Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)

*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the Open an account wire instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

                                                                             13

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing  Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                       4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturda

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge you the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

               [graphic of triangle]

               PERSONAL ACCOUNTS include individual accounts, joint accounts,
               UGMA/UTMA accounts, personal trusts, Education Savings Accounts
               (formerly Education IRAs) and traditional, Roth and Rollover
               IRAs. If you have only business, business retirement,
               employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

                                                                             15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty  that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

16

ABUSIVE TRADING PRACTICES

We discourage market timing or other abusive trading practices, and we take steps to minimize these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

               [graphic of triangle]

               FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Certain financial intermediaries perform recordkeeping and administrative services for  their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

                                                                              17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

               [graphic of triangle]

               GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

               [graphic of triangle]

               CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions of substantially all its income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

18

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)    8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of  the tax status of fund distributions for each calendar year in an annual tax mailing  (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

                                                                             19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

20

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Investor Class and
Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the Advisor class of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The Advisor Class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Advisor Class shares, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

                                                                             21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN -  the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

22

INTERNATIONAL BOND FUND

Investor Class

For a Share Outstanding Throughout the Years Ended December 31
------------------------------------------------------------------------------------------------------
                                              2002       2001        2000        1999         1998
------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period         $10.08     $10.25      $10.55      $12.44       $10.92
------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
Net Investment Income(1)                       0.36       0.39        0.38        0.36         0.47
------------------------------------------
Net Realized and Unrealized Gain (Loss)        2.01      (0.56)      (0.51)      (1.62)        1.47
------------------------------------------------------------------------------------------------------
Total From Investment Operations               2.37      (0.17)      (0.13)      (1.26)        1.94
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
From Net Investment Income                    (0.26)        --       (0.11)      (0.43)       (0.17)
------------------------------------------
From Net Realized Gains                          --         --       (0.06)      (0.20)       (0.25)
------------------------------------------------------------------------------------------------------
Total Distributions                           (0.26)        --       (0.17)      (0.63)       (0.42)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.19     $10.08      $10.25      $10.55       $12.44
======================================================================================================
TOTAL RETURN(2)                               23.53%     (1.66)%     (1.20)%    (10.36)%      17.87%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                          0.85%       0.86%       0.87%       0.85%       0.84%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          3.28%       3.87%       3.85%       3.27%       4.11%
------------------------------------------
Portfolio Turnover Rate                         137%        147%        221%        239%        322%
------------------------------------------
Net Assets, End of Period (in thousands)    $315,491    $115,172    $111,320    $112,968    $157,412
------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                             23

NOTES

24

NOTES

                                                                             25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (INVESTOR CLASS)

                              Fund Code      Ticker        Newspaper Listing
-------------------------------------------------------------------------------
International Bond            992            BEGBX         IntlBnd
-------------------------------------------------------------------------------

Investment Company Act File No. 811-6441

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0305
SH-PRS-33776

Your
American Century
prospectus

ADVISOR CLASS

International Bond Fund

MAY 1, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

                                American Century
                                  Investments

                                P.O. Box 419786
                                Kansas City, MO
                                   64141-6786

Dear Investor:

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy to read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

             [graphic of triangle]

             This symbol is used throughout the book to highlight DEFINITIONS of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality bonds or DEBT SECURITIES issued by foreign corporations and governments. The advisor expects the fund's dollar-weighted average maturity to range from two to 10 years.

             [graphic of triangle]

             DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

The fund's primary investment risks include

*  interest rate risk
*  currency risk
*  political and economic risk
*  foreign market and trading risk
*  principal loss

Additional important information about the fund's investment strategies and risks begins on page 6.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking diversification of your portfolio through investment in nondollar-denominated foreign debt securities

*  seeking to protect your income against a decline in the purchasing power of the U.S. dollar relative to foreign currencies

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income from your investment

*  uncomfortable with the risks associated with investing in foreign securities

*  uncomfortable with rapid fluctuations in the value of your investment

*  looking for the added security of FDIC insurance

             [graphic of triangle]

             An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation
             (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

INTERNATIONAL BOND FUND -- ADVISOR CLASS

[bar chart data below]

--------------------------------------------------------------------------------
2002                     23.24%
2001                     -1.96%
2000                     -1.35%
1999                    -10.61%
--------------------------------------------------------------------------------

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                               Highest                  Lowest
--------------------------------------------------------------------------------
International Bond             8.25% (3Q 2001)          -5.86% (1Q 1999)
--------------------------------------------------------------------------------

Average Annual Total Returns

The following table shows the average annual total returns of the fund's shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                              3

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2002           1 year   Life of Class(1)
---------------------------------------------------------------------------------
International Bond
Return Before Taxes                                     23.24%   2.04%
Return After Taxes on Distributions                     22.47%   1.04%
Return After Taxes on Distributions
  and Sale of Fund Shares                               14.27%   1.15%
J.P. Morgan Global Traded Government Bond Index(2)      22.71%   2.54%(3)
  (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------------

(1)  The inception date for the Advisor Class of the fund is October 27, 1998.

(2)  Excluding the U.S. and with Japan weighted at 15%.

(3)  Benchmark since 10/31/1998, the date closest to the class's inception for which data is available.

The performance information on these pages is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the Advisor Class shares of other American Century funds
*  to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                       Management     Distribution and            Other        Total Annual Fund
                       Fee(1)         Service (12b-1) Fees(2)(3)  Expenses(4)  Operating Expenses
--------------------------------------------------------------------------------------------------
International Bond     0.58%          0.50%                       0.02%        1.10%
--------------------------------------------------------------------------------------------------

(1)  Based on assets under management during the fund's most recent fiscal year. The fund has a stepped-fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

(2)  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services.
     For more information, see Service and Distribution Fees, page 18.

(3)  Half of the Advisor Class 12b-1 fee (0.25%) is for shareholder services provided by financial intermediaries, which would otherwise be paid by the advisor out of the unified management fee. The advisor has reduced its unified management fee for Advisor Class shares, but the fee for core investment advisory services is the same for all classes.

(4)  Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest.

Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                           1 year        3 years      5 years       10 years
------------------------------------------------------------------------------
International Bond         $112          $349         $604          $1,334
------------------------------------------------------------------------------

                                                                              5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks high total return by investing in high-quality, nondollar-denominated government and corporate debt securities outside the
United States.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests all of its assets in HIGH-QUALITY DEBT SECURITIES, substantially all of which are nondollar-denominated foreign government and foreign corporate debt securities.

             [graphic of triangle]

             A HIGH-QUALITY debt security is one that has been rated by an independent rating agency in its top two credit quality categories or determined by the advisor to be of comparable credit quality.
             The details of the fund's credit quality standards are described in the Statement of Additional Information.

             [graphic of triangle]

             DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

The fund managers select the fund's investments by using a combination of fundamental research and bond and currency valuation models.

*  ECONOMIC/POLITICAL FUNDAMENTALS. The fund managers evaluate each country's economic climate and political discipline for controlling deficits and inflation.

*  EXPECTED RETURN. Using economic forecasts, the fund managers project the expected return for each country.

*  RELATIVE VALUE. By contrasting expected risks and returns for investments in each country, the fund managers select those countries expected to produce the best return at reasonable risk.

Generally, the fund will purchase only bonds denominated in foreign currencies.
Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund limits its use of hedging strategies that may minimize the effect of currency fluctuations. The fund may hedge up to 25% of its total assets into U.S. dollars when the fund managers consider the dollar to be attractive relative to foreign currencies.

The weighted average maturity of the fund is expected to be between two and 10 years.

6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for International Bond is higher than for funds that have shorter weighted average maturities, such as short-term and limited-term funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks are summarized below.

*  CURRENCY RISK. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.

*  POLITICAL AND ECONOMIC RISK. The fund invests in foreign debt securities, which are generally riskier than U.S. debt securities. As a result the fund is subject to foreign political and economic risk not associated with U.S.
   investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. The fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

*  FOREIGN MARKET AND TRADING RISK. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.

*  AVAILABILITY OF INFORMATION. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

                                                                              7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

             [graphic of triangle]

             WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

                            Amount of        Percent of   Remaining   Weighted
                            Security Owned   Portfolio    Maturity    Maturity
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%            4 years    1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years     9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

8

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price   Price After 1% Increase   Change in Price
--------------------------------------------------------------------------------
1 year                $100.00         $99.06                     -0.94%
--------------------------------------------------------------------------------
3 years               $100.00         $97.38                     -2.62%
--------------------------------------------------------------------------------
10 years              $100.00         $93.20                     -6.80%
--------------------------------------------------------------------------------
30 years              $100.00         $88.69                    -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase debt securities that aren't the highest rated to increase return. If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Credit quality may be lower when the issuer has a high debt level, a short operating history, a difficult, competitive environment or a less stable cash flow.

LIQUIDITY RISK

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

                                                                              9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management teams play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.58% of the average net assets of the Advisor Class shares of the fund. The rate of the management fee for the fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The advisor and the Board of Trustees have hired and supervise J.P. Morgan
Investment Management, Inc. (JPMIM), a subadvisor, to make investment decisions for the fund.

The portfolio managers on the investment team are identified below:

DAVID M. GIBBON

Mr. Gibbon, Vice President and Fixed-Income Portfolio Manager, has been a member of the team that manages International Bond since December 1998. He joined J.P.
Morgan, New York in 1992 and has worked in London since 1997. He has a bachelor's degree in physics from Princeton University. He is a CFA charterholder.

JULIAN LE BERON

Mr. Le Beron, Portfolio Manager in the International Fixed-Income Group, has
been a member of the team that manages International Bond since October 2002. He joined J.P. Morgan in 1997 and worked as an assistant portfolio manager. He previously worked as a portfolio risk analyst in the Fleming Asset Management
Fixed Income department. He has a bachelor of science degree in management from the London School of Economics. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                                                                             11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are $2,000 for a Coverdell Education
Savings Account (CESA, formerly an Education IRA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain FINANCIAL INTERMEDIARIES perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

             [graphic of triangle]

             FINANCIAL INTERMEDIARIES include banks, broker-dealers, insurance companies and investment advisors.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

12

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

We discourage market timing or other abusive trading practices, and we take steps to minimize the effect of these activities in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               [graphic of triangle]

               A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

                                                                             13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain
U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. For example, if an event occurs after the close of the exchange on which a fund's portfolio securities are principally traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

             [graphic of triangle]

             GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

             [graphic of triangle]

             CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The fund pays distributions of substantially all its income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

                                                                             15

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)    8%                    20%(1)
--------------------------------------------------------------------------------

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

16

TAXES ON TRANSACTIONS

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

                                                                              17

MULTIPLE CLASS INFORMATION

American Century offers two classes of shares of the fund: Investor Class and
Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The Investor Class of shares has no up-front or deferred charges, commissions, or 12b-1 fees. It also has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the
Investor Class shares, call us at 1-800-345-2021. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

18

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request.

                                                                             19

INTERNATIONAL BOND FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

----------------------------------------------------------------------------------------------------------
                                                          2002      2001      2000      1999       1998(1)
----------------------------------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                     $10.03    $10.23    $10.52    $12.44      $12.50
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                                 0.33      0.36      0.35      0.45        0.08
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                  2.00     (0.56)    (0.50)    (1.74)       0.19
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations                         2.33     (0.20)    (0.15)    (1.29)       0.27
----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                              (0.20)       --     (0.08)    (0.43)      (0.17)
------------------------------------------------------
  From Net Realized Gains                                    --        --     (0.06)    (0.20)      (0.16)
----------------------------------------------------------------------------------------------------------
  Total Distributions                                     (0.20)       --     (0.14)    (0.63)      (0.33)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $12.16    $10.03    $10.23    $10.52      $12.44
==========================================================================================================
  TOTAL RETURN(3)                                         23.24%    (1.96)%   (1.35)%  (10.61)%      2.12%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets          1.10%      1.11%     1.12%     1.10%   1.08%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets       3.03%      3.62%     3.60%     3.02%   3.71%(4)
------------------------------------------------------
Portfolio Turnover Rate                                     137%       147%      221%      239%    322%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                  $3,192     $1,983      $918      $727       $34
----------------------------------------------------------------------------------------------------------

(1)  October 27, 1998 (commencement of sale) through December 31, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
     SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 1998.

20

NOTES

                                                                             21

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                 SEC Public Reference Room
                          Washington, D.C.
                          Call 202-942-8090 for location and hours.

On the Internet           * EDGAR database at www.sec.gov
                          * By email request at publicinfo@sec.gov

By mail                   SEC Public Reference Section
                          Washington, D.C. 20549-0102

This Prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE (ADVISOR CLASS)

                                             Fund Code            Ticker
--------------------------------------------------------------------------------
International Bond                           792                  AIBDX
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6441

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0305
SH-PRS-33777

American Century
statement of
additional information

MAY 1, 2003

American Century International Bond Funds

International Bond Fund

This Statement of Additional Information adds to the discussion in the fund's
Prospectus, dated May 1, 2003, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the fund's current
Prospectus. If you would like a copy of a Prospectus, please contact us at one of the  addresses or telephone numbers listed on the back cover or visit
American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual report, which is delivered to all investors. You may obtain a free copy of the fund's annual or semiannual report by calling 1-800-345-2021.

American Century Investment Services, Inc.

[american century logo and text logo (reg. sm)]

THE FUND'S HISTORY

American Century International Bond Funds is a registered open-end management investment company that was organized as a Massachusetts business trust in 1991 under the name Benham International Funds. In October 1996, it changed its name to American Century International Bond Funds. Throughout this Statement of
Additional Information we refer to American Century International Bond Funds as the Trust.

The fund is a separate series of the Trust and operates for many purposes as if it were an independent company.

The fund's ticker symbols and inception dates of each class of the fund are:

Fund/Class                      Ticker Symbol     Inception Date
--------------------------------------------------------------------------------
International Bond
   Investor Class               BEGBX             01/07/1992
--------------------------------------------------------------------------------
   Advisor Class                AIBDX             10/27/1998
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

The fund is nondiversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). This means that the fund may take larger positions in individual issuer's securities; for example, the fund may invest more than 5% of its assets in the securities of a single issuer. This can increase the amount of risk in the portfolio because it may become concentrated in fewer issuers than diversified funds.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

The fund managers intend to keep the fund fully invested in foreign debt securities. Under normal market conditions, the fund will invest at least 65% of its total assets in bonds issued or guaranteed by foreign governments or their agencies and by foreign authorities, provinces and municipalities. The fund may invest up to 35% of its total assets in high-quality (i.e., rated "AA" or higher) foreign corporate debt securities.

The fund's investments may include but shall not be limited to: (1) debt obligations issued or guaranteed by (a) a foreign sovereign government or one of its agencies, authorities, instrumentalities or political subdivisions including a foreign state, province or municipality, and (b) supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank, and
European Economic Community; (2) debt obligations of (a) foreign banks and bank holding companies, and (b) domestic banks and corporations issued in foreign currencies; and (3) foreign corporate debt securities and commercial paper. All of these investments must satisfy the credit quality standards (i.e., "AA" or higher) established by the trustees of the fund.

2

The fund's credit quality requirements effectively limit the countries in which the fund may invest. As of the date of this Prospectus, the fund expects to invest in the securities of issuers located in and governments of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Ireland, Italy, Japan, Liechtenstein, Luxembourg, Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan and
United Kingdom. To limit the possibility that the fund will become unduly concentrated in Japan, the fund currently limits its investment in issuers located in Japan to no more than 25% of total assets.

For an explanation of the securities ratings referred to in the Prospectus and this Statement of Additional Information, see Explanation of Fixed-Income
Securities Ratings on page 38.

CURRENCY MANAGEMENT

The rate of exchange between U.S. dollars and foreign currencies fluctuates, which results in gains and losses to the fund. Even if the fund's foreign security holdings perform well, an increase in the value of the dollar relative to the currencies in which portfolio securities are denominated can offset net investment income.

Because the fund is designed for U.S. investors seeking currency and interest rate diversification, the fund's subadvisor, J.P. Morgan Investment Management
Inc. (JPMIM), limits its use of hedging strategies intended to minimize the effect of currency fluctuations. Although hedging strategies (if they are successful) reduce exchange rate risk, they also reduce the potential for share price appreciation when foreign currencies increase in value relative to the
U.S. dollar.

When the subadvisor considers the U.S. dollar to be attractive relative to foreign currencies, as much as 25% of the fund's total assets may be hedged into
U.S. dollars. For temporary defensive purposes and under extraordinary circumstances (such as significant political events), more than 25% of the fund's total assets may be hedged in this manner.

In managing the fund's currency exposure, the subadvisor will buy and sell foreign currencies regularly, either in the spot (i.e., cash) market or the forward market. Forward foreign currency exchange contracts (forward contracts)
are individually negotiated and privately traded between currency traders
(usually large commercial banks) and their customers. In most cases, no deposit requirements exist, and these contracts are traded at a net price without commission. Forward contracts involve an obligation to purchase or sell a specific currency at an agreed-upon price on a future date. Most contracts expire in less than one year. The fund also may use futures and options for currency management purposes. For more information on futures and options, please see Futures and Options on page 7.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each because each investment vehicle and technique contributes to the fund's overall risk profile.

U.S. Government Securities

The fund may invest in U.S. government securities including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government.

Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage

                                                                               3

Association (FNMA), are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of the fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

Portfolio Lending

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

Foreign Currency Exchange Transactions

The fund expects to exchange dollars for the fund's underlying currencies, and vice versa, in the normal course of managing the fund's underlying investments.
The fund's subadvisor does not expect that the fund will hold currency that is not earning income on a regular basis, although the fund may do so temporarily when suitable investments are not available. The fund may purchase and sell currencies on a spot basis (i.e., for prompt delivery and settlement), or by entering into forward currency exchange contracts (also called forward contracts) or other contracts to purchase and sell currencies for settlement at a future date. The fund will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion; in addition, they also realize a profit based on the difference (i.e., the spread)
between the prices at which they buy and sell various currencies in the spot and forward markets. Thus, a dealer may offer to sell a foreign currency to the fund at one rate and repurchase it at a lesser rate should the fund desire to resell the currency to the dealer.

4

The fund may use foreign currrency forward contracts to increase exposure to a foreign currency, or to shift exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation of liquid assets, marked to market daily. Forward contracts are agreements to exchange a specific amount of one currency for a specified amount of another at a future date. The date may be any agreed fixed number of days in the future. The amount of currency to be exchanged, the price at which the exchange will take place, and the date of the exchange are negotiated when the fund enters into the contract and are fixed for the term of the contract.
Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission. However, the fund may enter into forward contracts with deposit requirements or commissions.

At the maturity of a forward contract, the fund may complete the contract by paying for and receiving the underlying currency, or may seek to roll forward its contractual obligation by entering into an offsetting transaction with the same currency trader and paying or receiving the difference between the contractual exchange rate and the current exchange rate. The fund also may be able to enter into an offsetting contract prior to the maturity of the underlying contract. This practice is sometimes referred to as "cross hedging"
and may be employed if, for example, JPMIM believes that one foreign currency
(in which a portion of the fund's foreign currency holdings are denominated)
will change in value relative to the U.S. dollar differently than another foreign currency. There is no assurance that offsetting transactions, or new forward contracts, will always be available to the fund.

Investors should realize that the use of forward contracts does not eliminate fluctuations in the underlying prices of the securities. Such contracts simply establish a rate of exchange that the fund can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the hedged currency when used as a hedge against foreign currency declines, at the same time they tend to limit any potential gain that might result from the change in the value of such currency.

Because investments in, and redemptions from, the fund will be in U.S. dollars,
JPMIM expects that the fund's normal investment activity will involve a significant amount of currency exchange. For example, the fund may exchange its underlying foreign currencies for U.S. dollars in order to meet shareholder redemption requests or to pay expenses. These transactions may be executed in the spot or forward markets.

In addition, the fund may combine forward transactions in its underlying currency with investments in U.S. dollar-denominated instruments, in an attempt to construct an investment position whose overall performance will be similar to that of a security denominated in its underlying currency. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated securities, the fund should be able to lock in the foreign currency value of the securities, and the fund's overall investment return from the combined position should be similar to the return from purchasing a foreign currency-denominated instrument. This is sometimes referred to as a synthetic investment position or a position hedge.

The execution of a synthetic investment position may not be successful. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a dollar-denominated security is not exactly matched with the fund's obligation under the forward contract on the contract's maturity date, the fund may be exposed to some risk of loss from fluctuation of the dollar. Although JPMIM will attempt to hold such mismatchings to a minimum, there can be no assurance that
JPMIM will be successful in doing so.

                                                                               5

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of  securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments; and

*  Repurchase agreements.

Under the Investment Company Act, the fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

6

Other Investment Companies

The fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor or subadvisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts.  Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge the fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control the fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by the fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International Australasia, Far East Index (MSCI EAFE)
and Morgan Stanley Capital International Emerging Markets Free Index (MSCIEMF).
The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

                                                                               7

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position  by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Purchasing Put and Call Options

By purchasing a put option, the fund obtains the right (but not the obligation)
to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. The fund also may terminate a put option position by closing it out in the secondary market at its current price if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall.
At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options

If the fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party chooses to

8

exercise the option. When writing an option on a futures contract, the fund will be required to make margin payments to a broker or custodian as described above for futures contracts. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. However, if the secondary market is not liquid for a put option the fund has written, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although the gain would be limited to the amount of the premium received. If security prices remain the same over time, the writer also would likely profit by being able to close out the option  at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions

The fund may purchase and write options in combination with one another, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Over-the-Counter Options

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges)
generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organizations of the exchanges where they are traded. The risk of illiquidity also is greater with OTC options because these options generally can be closed out only by negotiation with the other party to the option.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

The fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently,  it may not be possible to close a futures position when the fund managers consider it

                                                                               9

appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, the fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. The fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Correlation of Price Changes

Because there are a limited number of types of exchange-traded futures and options contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in futures and options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests (for example, by hedging intermediate-term securities with a futures contract based on an index of long-term bond prices);  this involves a risk that the futures position will not track the performance of the fund's other investments.

Options and futures prices can diverge from the prices of their underlying instruments even if the underlying instruments correlate well with the fund's investments. Options and futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in an effort to compensate for differences in volatility between the contract and the securities, although this may

10

not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Futures and Options Contracts Relating to Foreign Currencies

The fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies.
The fund  also may purchase and write currency options in connection with currency futures or forward contracts.

Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in
U.S. dollars.

The uses and risks of currency futures are similar to those of futures relating to securities or indices, as described above. Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the fund's investments. A currency hedge, for example, should protect a German-mark-denominated security from a decline in the German mark, but it will not protect the fund against a price decline resulting from a deterioration in the issuer's creditworthiness.

Liquidity of Futures Contracts and Options

There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for futures contracts and options and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a contract was not liquid, because of price fluctuation limits or otherwise, prompt liquidation of unfavorable positions could be difficult or impossible, and the fund could be required to continue holding a position until delivery or expiration regardless of changes in its value. Under these circumstances, the fund's access to assets held to cover its future positions also could be impaired.

Futures and options trading on foreign exchanges may not be regulated as effectively as similar transactions in the U.S. and may not involve clearing mechanisms or guarantees similar to those available in the U.S. The value of a futures contract or option traded on a foreign exchange may be adversely affected by the imposition of different exercise and settlement terms, trading procedures, margin requirements and lesser trading volume.

Restrictions on the Use of Futures Contracts and Options

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

                                                                               11

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The fund's fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the
Investment Company Act.

Subject           Policy
--------------------------------------------------------------------------------
Senior            The fund may not issue senior securities, except as permitted
Securities        under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing         The fund may not borrow money, except for temporary or
                  emergency purposes (not for leveraging or investment)
                  in an amount not exceeding 33 1?3% of the fund's total assets
                  (including the amount borrowed) less liabilities (other
                  than borrowings).
--------------------------------------------------------------------------------
Lending           The fund may not lend any security or make any other loan if, as a result, more than 33 1?3% of the fund's total assets
                  would be lent to other parties, except, (i) through the
                  purchase of debt securities in accordance with its
                  investment objective, policies and limitations or
                  (ii) by engaging in repurchase agreements with respect
                  to portfolio securities.
--------------------------------------------------------------------------------
Real Estate       The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                  This policy shall not prevent a fund from investing in
                  securities or other instruments backed by real estate or
                  securities of companies that deal in real estate or are
                  engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration     The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting      The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of
                  1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities       The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                  instruments provided that this limitation shall not prohibit the fund from purchasing or selling options and futures
                  contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control           The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans.
Interfund loans and borrowings normally extend only overnight but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments
(such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

12

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations (and repurchase agreements secured by such obligations) issued or guaranteed by the U.S.
    government, any state, territory or possession of the United States, the
    District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject           Policy
--------------------------------------------------------------------------------
Leveraging        The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity         The fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid
                  securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
                  contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales       The fund may not sell securities short, unless it owns or
                  has the right to obtain securities equivalent inkind and
                  amount to the securities sold short, and provided that
                  transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin            The fund may not purchase securities on margin, except to
                  obtain such short-term credits as are necessary for the
                  clearance of transactions, and provided that  margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                  margin.
--------------------------------------------------------------------------------
Futures and       The fund may enter into futures contracts and write and
Options           buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with      A fund may invest a portion of its assets in the
Limited           securities of issuers with limited operating histories.
Operating         An issuer is considered to have a limited operating history
Histories         if that issuer has a record of less than three years of
                  continuous operation. Periods of capital formation,
                  incubation, consolidations, and research and development
                  may be considered in determining whether a particular issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the fund's ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the fund or its investment practices or policies.

                                                                             13

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or Certificates of Deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  money market funds.

PORTFOLIO TURNOVER

The portfolio turnover rate of the fund is listed in the Financial Highlights table in  the Prospectus.

The fund managers will sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a particular security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, regardless of the length of time it has been held in the portfolio, and, regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on a particular security's anticipated contribution to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, the fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For International Bond, turnover on both the European and Japanese portions of the fund was lower in 2001 than in 2000. Low inter-market volatility within
Europe produced few security selection opportunities, and a change in the withholding tax treatment of Japanese bonds prompted us to turn these positions over less frequently.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled Management, J.P. Morgan
Investment Management, Inc. (JPMIM) is subadvisor to the fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor, a wholly-owned subsidiary of J.P. Morgan Chase & Co. (J.P.
Morgan Chase) and a corporation organized under the laws of the State of
Delaware, is a registered investment advisor under the Investment Advisers Act of 1940, as amended. The subadvisor is located at 522 Fifth Avenue, New York,
New York 10036.

14

J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over
100 years and today, through JPMIM and its other subsidiaries (such as, Morgan
Guaranty Trust Company of New York [Morgan Guaranty], J.P. Morgan Securities
Inc., and J.P. Morgan Securities Ltd.), offers a wide range of banking and investment management services to governmental, institutional, corporate and individual clients. These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers. It is active as a dealer in U.S. government securities and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites, distributes, and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J.P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances.

The fund will not invest in securities issued or created by a Morgan affiliate.

Certain activities of Morgan affiliates may affect the fund's portfolio or the markets for securities in which the fund invests. In particular, activities of
Morgan affiliates may affect the prices of securities held by the fund and the supply of issues available for purchase by the fund. Where a Morgan affiliate holds a large portion of a given issue, the price at which that issue is traded may influence the price of similar securities the fund holds or is considering purchasing.

The fund will not purchase securities directly from Morgan affiliates, and the size of Morgan affiliates' holdings may limit the selection of available securities in a particular maturity, yield, or price range. The fund will not execute any transactions with Morgan affiliates and will use only unaffiliated broker-dealers. In addition, the fund will not purchase any securities of U.S.
government agencies during the existence of an underwriting or selling group of which a Morgan affiliate is a member, except to the extent permitted by law.

The fund's ability to engage in transactions with Morgan affiliates is restricted by the SEC and the Federal Reserve Board. In JPMIM's opinion, these limitations should not significantly impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is disadvantaged by these limitations compared to other funds with similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the fund, JPMIM will not discuss its investment decisions or positions with the personnel of any Morgan affiliate. JPMIM has informed the fund that, in making investment decisions, it will not obtain or use material, non-public information in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial banking divisions of Morgan Guaranty and its affiliates may have deposit, loan, and other commercial banking relationships with issuers of securities the fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities purchased by the fund. Except as may be permitted by applicable law, the fund will not purchase securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan Guaranty. JPMIM will not cause the fund to make investments for the direct purpose of benefitting other commercial interests of
Morgan affiliates at the fund's expense.

                                                                             15

MANAGEMENT

The individuals listed below serve as trustees or officers of the fund. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent trustees is 75.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other trustees (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund.

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                         Position(s)      Length                                   Complex      Other
                         Held             of Time                                  Overseen     Directorships
                         with             Served    Principal Occupation(s)        by           Held by
Name, Address (Age)      Fund             (years)   During Past 5 Years            Trustee      Trustee
----------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------
William M. Lyons         Trustee,         5         Chief Executive Officer, ACC   36           None
4500 Main Street         Chairman of the            and other ACC subsidiaries
Kansas City, MO 64111    Board                      (September 2000 to present)
(47)                                                President, ACC (June 1997
                                                    to present)
                                                    President, ACIM
                                                    (September 2002 to present)
                                                    Chief Operating Officer,
                                                    ACC (June 1996 to
                                                    September 2000)
                                                    General Counsel, ACC, ACIM,
                                                    ACIS, ACSC and other ACC
                                                    subsidiaries (June 1989 to
                                                    June 1998)
                                                    Also serves as: Executive
                                                    Vice President and Chief
                                                    Operating Officer, ACIM,
                                                    ACSC and other ACC
                                                    subsidiaries, and
                                                    Executive Vice President
                                                    of other ACC subsidiaries
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------
Albert Eisenstat         Trustee          7         General Partner,               36           Independent Director,
1665 Charleston Road                                Discovery Ventures                          Sungard Data Systems
Mountain View, CA 94043                             (Venture capital firm,                      (1991 to present)
(72)                                                1996 to 1998)                               Independent Director,
                                                                                                Business Objects S/A
                                                                                                (1994 to present)
----------------------------------------------------------------------------------------------------------------------

16

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                         Position(s)      Length                                   Complex      Other
                         Held             of Time                                  Overseen     Directorships
                         with             Served    Principal Occupation(s)        by           Held by
Name, Address (Age)      Fund             (years)   During Past 5 Years            Trustee      Trustee
----------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson         Trustee          7         Charles J. Meyers Professor    36           None
1665 Charleston Road                                of Law and Business,
Mountain View, CA 94043                             Stanford Law School
(56)                                                (1979 to present)
                                                    Mark and Eva Stern
                                                    Professor of Law and
                                                    Business, Columbia
                                                    University School of Law
                                                    (1992 to present)
                                                    Counsel, Marron, Reid &
                                                    Sheehy (a San Francisco
                                                    law firm, 1984 to present)
----------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall          Trustee          1         President and Chief            36           Director, Princeton
1665 Charleston Road                                Investment Officer                          University Investment
Mountain View, CA 94043                             Offit Hall Capital                          Company
(45)                                                Management LLC                              (1997 to present)
                                                    2002 to present)                            Director, Standford
                                                    President and Managing                      Management Company
                                                    Director, Laurel Management                 (2001 to present)
                                                    Company, LLC (1996 to 2002)                 Director, UCSF
                                                                                                Foundation
                                                                                                (2000 to present)
                                                                                                Director, San
                                                                                                Francisco Day School
                                                                                                (1999 to present)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes         Trustee          22        Partner, Oak Hill Capital      36           Director, Dimensional
1665 Charleston Road                                Management, (1999 to present)               Fund Advisors
Mountain View, CA 94043                             Principal, Long-Term Capital                (investment advisor,
(61)                                                Management (investment advisor,             1982 to present)
                                                    1993 to January 1999)                       Director, Smith Breeden
                                                    Frank E. Buck Professor of Finance,         Family of Funds
                                                    Stanford Graduate School of                 (1992 to present)
                                                    Business (1981 to present)
------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott         Trustee          31        Ralph M. Parsons Professor     36           Director, RCM Capital
1665 Charleston Road                                of Law and Business,                        Funds, Inc.
Mountain View, CA 94043                             Stanford Law School                         (1994 to present)
(74)                                                (1972 to present)
------------------------------------------------------------------------------------------------------------------------
John B. Shoven           Trustee          less      Professor of Economics,        36           Director, Cadence
1665 Charleston Road                      than 1    Stanford University                         Design Systems
Mountain View, CA 94043                             (1977 to present)                           (1992 to present)
(55)                                                                                            Director, Watson Wyatt
                                                                                                Worldwide
                                                                                                (2002 to present)
                                                                                                Director, Palmsource,
                                                                                                Inc. (2002 to present)
------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers         Trustee         18        Director and Partner,,         36           Director, Indus
1665 Charleston Road                                Windy Hill Productions, LP                  International
Mountain View, CA 94043                             (educational software,                      (software solutions,
(58)                                                1994 to 1998)                               January 1999 to present)
                                                                                                Director, Quintus
                                                                                                Corporation
                                                                                                (automation solutions,
                                                                                                1995 to present)
------------------------------------------------------------------------------------------------------------------------

                                                                               17

                                                                                   Number of
                                                                                   Portfolios
                                                                                   in Fund
                         Position(s)      Length                                   Complex      Other
                         Held             of Time                                  Overseen     Directorships
                         with             Served    Principal Occupation(s)        by           Held by
Name, Address (Age)      Fund             (years)   During Past 5 Years            Trustee      Trustee
----------------------------------------------------------------------------------------------------------------------
Officers
------------------------
William M. Lyons         President        2         See entry above under          36           See entry above under
4500 Main Street                                    "Interested Trustees."                      "Interested
Trustees."
Kansas City, MO 64111
(47)
----------------------------------------------------------------------------------------------------------------------
Robert T. Jackson        Executive        2         Chief Administrative Officer   Not          Not applicable
4500 Main St.            Vice                       ACC (August 1997 to present)   applicable
Kansas City, MO 64111    President                  Chief Financial Officer, ACC
(57)                                                (May 1995 to October 2002)
                                                    President, ACSC
                                                    (January 1999 to present)
                                                    Executive Vice President, ACC
                                                    (May 1995 to present)
                                                    Also serves as: Executive Vice
                                                    President and Chief Financial Officer,
                                                    ACIM, ACIS and other ACC subsidiaries
----------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA     Senior Vice      2         Senior Vice President and      Not          Not applicable
4500 Main St.            President,                 Assistant Treasurer, ACSC      applicable
Kansas City, MO 64111    Treasurer
(47)                     and Chief
                         Accounting
                         Officer
----------------------------------------------------------------------------------------------------------------------
David C. Tucker          Senior Vice      4         Senior Vice President, ACIM,   Not          Not applicable
4500 Main St.            President                  ACIS, ACSC and other           applicable
Kansas City, MO 64111    and                        ACC subsidiaries
(44)                     General                    (June 1998 to present)
                         Counsel                    General Counsel, ACC,
                                                    ACIM, ACIS, ACSC and
                                                    other ACC subsidiaries
                                                    (June 1998 to present)
----------------------------------------------------------------------------------------------------------------------
Robert Leach             Controller       6         Vice President, ACSC           Not          Not applicable
4500 Main St.                                       (February 2000 to Present)     applicable
Kansas City, MO 64111                               Controller-Fund Accounting,
(36)                                                ACSC
----------------------------------------------------------------------------------------------------------------------
C. Jean Wade             Controller,      6         Vice President, ACSC           Not          Not applicable
4500 Main St.                                       (February 2000 to present)     applicable
Kansas City, MO 64111                               Controller-Fund Accounting,
(39)                                                ACSC
----------------------------------------------------------------------------------------------------------------------
Jon Zindel               Tax Officer      5         Vice President, Corporate      Not          Not applicable
4500 Main Street                                    Tax, ACSC (April 1998          applicable
Kansas City, MO 64111                               to present)
(35)                                                Vice President, ACIM, ACIS
                                                    and other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, American Century
                                                    Employee Benefit Services, Inc.
                                                    (January 2000 to December 2000)
                                                    Treasurer, American Century
                                                    Ventures, Inc.
                                                    (December 1999 to January 2001)
----------------------------------------------------------------------------------------------------------------------

18

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement. ACIM provides the board with monthly, quarterly, and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs [equity funds only];

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities);

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the adviser and the fair market value of the services provided. To assess these factors, the board reviews both ACIM's performance and that of its peers, as reported by independent gathering services such as Lipper Analytical
Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to ACIM or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant, and the adviser's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

                                                                              19

The board considered the level of ACIM's profits in respect to the management of the American Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of ACIM's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by ACIM has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by ACIM in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered ACIM's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the existing management fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                               Number of
                                                                                               Meetings Held
                                                                                               During Last
Committee    Members                 Function                                                  Fiscal Year
-------------------------------------------------------------------------------------------------------------
Audit        Kenneth E. Scott        The Audit Committee recommends the engagement             5
             Albert Eisenstat        of the fund's independent auditors and oversees
             Jeanne D. Wohlers       its activities. The committee receives reports from the
                                     advisor's Internal Audit Department, which is
                                     accountable to the committee. The committee also
                                     receives reporting about compliance matters
                                     affecting the Trust.
-------------------------------------------------------------------------------------------------------------
Nominating   Kenneth E. Scott        The Nominating Committee primarily considers              5
             Ronald J. Gilson        and recommends individuals recommends
             Albert Eisenstat        individuals for nomination as trustees. The names
             Myron S. Scholes        of potential trustee candidates are drawn from a
             Jeanne D. Wohlers       number of sources, including recommendations
                                     from members of the board, management and
                                     shareholders. This committee also reviews and makes
                                     recommendations to the board with respect to the
                                     composition of board committees and other
                                     board-related matters, including its organization,
                                     size, composition, responsibilities, functions and
                                     compensation. The Nominating Committee does
                                     not currently have a policy regarding whether it will
                                     consider nominees recommended by shareholders.
-------------------------------------------------------------------------------------------------------------
Portfolio    Myron S. Scholes        The Portfolio Committee reviews quarterly the             5
             Kathryn A. Hall         investment activities and strategies used to
             William M. Lyons        manage fund assets. The committee regularly
                                     receives reports from portfolio managers, credit
                                     analysts and other investment personnel concerning
                                     the fund's investments.
-------------------------------------------------------------------------------------------------------------
Quality      Ronald J. Gilson        The Quality of Service Committee reviews the level        5
of           John B. Shoven          and quality of transfer agent and administrative
Service      William M. Lyons        services provided to the fund and its shareholders.
                                     It receives and reviews reports comparing those
                                     services to those of fund competitors and seeks to
                                     improve such services where feasible and appropriate.
-------------------------------------------------------------------------------------------------------------

20

COMPENSATION OF TRUSTEES

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the fund for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                          Total Compensation
                                                          from the
                                 Total Compensation       American Century
Name of Trustee                  from the Fund(1)         Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat              $4,183                     $83,000
--------------------------------------------------------------------------------
Ronald J. Gilson                 $4,226                     $90,250
--------------------------------------------------------------------------------
Kathryn A. Hall                  $4,440                    $104,667
--------------------------------------------------------------------------------
Myron S. Scholes                 $4,151                     $79,500
--------------------------------------------------------------------------------
Kenneth E. Scott                 $4,189                     $85,750
--------------------------------------------------------------------------------
John B. Shoven                     $381                     $29,083
--------------------------------------------------------------------------------
Jeanne D. Wohlers                $4,156                     $80,000
--------------------------------------------------------------------------------

(1)  Includes compensation paid to the trustees during the fiscal year ended
     December 31, 2002, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds' Independent
     Directors Deferred Compensation Plan.

(2)  Includes compensation paid by the eight investment company members of the
     American Century family of funds served by this board at the end of the fiscal year. The total amount of deferred compensation included in the preceding table  is as follows: Mr. Eisenstat, $83,000;
     Mr. Gilson, $90,250; Mr. Scholes, $79,500; and Mr. Scott, $85,750.

The fund has adopted the American Century Mutual Funds' Independent Directors
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

                                                                              21

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended December 31, 2002.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the fund as of December 31, 2002, as shown in the table below:

                                                                        NAME OF TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                                      Albert        Ronald J.      Kathryn A.     William M.
                                                     Eisenstat       Gilson           Hall           Lyons
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Fund:
   International Bond                                    A              A               A              A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                           E              E               A              E
--------------------------------------------------------------------------------------------------------------

                                                                        NAME OF TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                                      Myron S.      Kenneth E.       John B.        Jeanne D.
                                                      Scholes         Scott          Shoven         Wohlers
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Fund:
   International Bond                                    A              A               A              A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                           E              E               A              E
--------------------------------------------------------------------------------------------------------------
Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

CODE OF ETHICS

The fund, its investment advisor, principal underwriter and subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. The code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.

22

THE FUND'S PRINCIPAL SHAREHOLDERS

As of April 1, 2003, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                      Percentage of
Fund/Class Shareholder                                Outstanding Shares Owned
--------------------------------------------------------------------------------
International Bond
--------------------------------------------------------------------------------
   Investor
           Charles Schwab & Co. Inc.
           San Francisco, CA                          79%
--------------------------------------------------------------------------------
   Advisor
           Charles Schwab & Co. Inc.
           San Francisco, CA                          37%
           National Financial Services Corp.
           New York, NY                               15%
           Pershing LLC
           Jersey City, NJ                             5%
--------------------------------------------------------------------------------

Although Charles Schwab & Co., Inc., San Francisco, CA, is the record owner of more than 25% of the shares of American Century International Bond Funds, it is not a control person because it is not the beneficial owner of such shares. The fund is unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of the fund's outstanding shares. As of April 1, 2003 the officers and trustees of the fund, as a group, owned less than 1% of any class of the fund's outstanding shares.

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers, Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

                                                                              23

INVESTMENT CATEGORY FEE SCHEDULE FOR INTERNATIONAL BOND
--------------------------------------------------------------------------------
Category Assets                                                  Fee Rate
--------------------------------------------------------------------------------
First $1 billion                                                 0.6100%
Next $1 billion                                                  0.5580%
Next $3 billion                                                  0.5280%
Next $5 billion                                                  0.5080%
Next $15 billion                                                 0.4950%
Next $25 billion                                                 0.4930%
Thereafter                                                       0.4925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                                   Fee Rate                      Fee Rate
Complex Assets                     Investor Class                Advisor Class
--------------------------------------------------------------------------------
First $2.5 billion                 0.3100%                       0.0600%
Next $7.5 billion                  0.3000%                       0.0500%
Next $15 billion                   0.2985%                       0.0485%
Next $25 billion                   0.2970%                       0.0470%
Next $50 billion                   0.2960%                       0.0460%
Next $100 billion                  0.2950%                       0.0450%
Next $100 billion                  0.2940%                       0.0440%
Next $200 billion                  0.2930%                       0.0430%
Next $250 billion                  0.2920%                       0.0420%
Next $500 billion                  0.2910%                       0.0410%
Thereafter                         0.2900%                       0.0400%
--------------------------------------------------------------------------------

The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the fund's Board of Trustees, or a majority of outstanding shareholder votes
    (as defined in the Investment Company Act); and

(2) the vote of a majority of the trustees of the fund who are not parties to the agreement, or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

24

The management agreement states that the fund's Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, trustees or directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the fund and also for other clients advised by the subadvisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the subadvisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

The subadvisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the subadvisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor and subadvisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and allocates transaction costs on a pro rata basis. The subadvisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement.
The subadvisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by the fund for the fiscal periods ended
December 31, 2002, 2001 and 2000, are indicated in the following table.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
Fund/Class                         2002              2001              2000
--------------------------------------------------------------------------------
International Bond
    Investor                    $1,452,644         $945,083          $834,265
--------------------------------------------------------------------------------
    Advisor                        $14,118           $9,211            $5,210
--------------------------------------------------------------------------------

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, JPMIM serves as subadvisor to the fund under a subadvisory agreement between the manager and JPMIM dated August 1, 1997, that was approved by shareholders on
July 30, 1997. This supersedes subadvisory agreements dated June 1, 1995, June
1, 1994 and December 31, 1991. The subadvisory agreement continues for an initial period of two years and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written

                                                                              25

notice by the advisor, the Board of Trustees, or a majority of the fund's outstanding shareholder votes or 12 months' written notice by JPMIM and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that JPMIM will make investment decisions for the fund in accordance with the fund's investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For these services, the advisor pays JPMIM a monthly fee at an annual rate of 0.20% of the fund's average daily net assets up to $200 million; and 0.15% of average daily net assets over $200 million. Under the 1991 subadvisory agreement, the advisor paid JPMIM a monthly fee at an annual rate of
0.25% of average daily net assets up to $200 million,  and 0.05% of average daily net assets in excess of $200 million, with a minimum annual fee of
$250,000.

For the fiscal years ended December 31, 2002, 2001 and 2000 the manager paid
JPMIM subadvisory fees as listed in the following table:

JPMIM Subadvisory Fees
--------------------------------------------------------------------------------
2002                  $283,250
2001                  $226,521
2000                  $194,490
--------------------------------------------------------------------------------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation (ACSC), 4500 Main Street, Kansas City,
Missouri 64111, serves as transfer agent and dividend-paying agent for the fund.
It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC, and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may  perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions  and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services, and would otherwise be provided by the distributor or its affiliates. The  distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

26

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City,
Missouri 64105, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri
64105, each serves as custodian of the fund's assets. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105.  As the independent accountant of the fund,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for the fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, and under the
Subadvisory Agreement between the advisor and the subadvisor, the subadvisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The subadvisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The subadvisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the fund and to the subadvisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the subadvisor, and the expenses of the subadvisor will not necessarily be reduced as a result of the receipt of such supplemental information.

Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended December 31,
2000, 2001 and 2002, the fund did not pay any brokerage commissions.

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the Trust, and shares of the fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion or similar rights.

                                                                              27

Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all the Trust's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each fund or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The Trust's Board of Trustees has adopted a multiple class plan (the Multiclass
Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to two classes of shares: an Investor Class and an Advisor Class.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, Advisor Class shares are subject to a Master Distribution and
Shareholder Services Plan (the Plan) described below. The Plan has been adopted by the fund's Board of Trustees and initial shareholder in accordance with Rule
12b-1 adopted by the SEC under the Investment Company Act.

28

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

In adopting the Plan, the Board of Trustees (including a majority of trustees who are not interested persons of the fund [as defined in the Investment Company
Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the
Board of Trustees (including a majority of the independent trustees) annually.
The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such  services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares and the fund's Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the Advisor Class Plan). Pursuant to
the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50%
annually of the aggregate average daily asset value of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (described below) and
0.25% of which is paid for distribution services. During the fiscal year ended
December 31, 2002, the aggregate amount of fees paid under the Plan were
$12,064.

Payments may be made for a variety of shareholder services, including, but are not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the fund as underlying investment media)
    and placing purchase, exchange and redemption orders with the fund's distributors;

                                                                              29

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from the fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to the fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; providing other similar administrative and sub-transfer agency services; and

(k) paying service fees for the provision of personal, continuing services to the shareholders as contemplated by the Conduct Rules of the NASD.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.
During the fiscal year ended December 31, 2002, the amount of fees paid under the Advisor Class Plan for shareholder services was $6,032.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;

(b) compensation to registered representatives or other employees of the
    Distributor who engage in or support distribution of the fund's Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

30

(l) profit on the foregoing;

(m) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the Trust and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 2002, the amount of fees paid under the Advisor Class Plan for distribution services was $6,032.

DEALER CONCESSIONS

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus
and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF THE FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

The subadvisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

                                                                              31

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus an amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, the fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the fund in the same manner in which they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends received by the fund on shares of stock of domestic corporations may qualify for the 70% dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by the fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by the fund will reduce its dividends distributions to investors.

32

If more than 50% of the value of the fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

As of December 31, 2002, the fund had the following capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                                 Capital Loss Carryover
--------------------------------------------------------------------------------
International Bond                   $952,943 (expiring in 2008)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of the fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for relief from income and excise taxes, respectively. The fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to foreign currency, options, futures contracts or forward contracts. The fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

                                                                              33

Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, in disposing of debt securities denominated in foreign currencies, certain forward currency contracts, or other instruments, gains or losses attributable to fluctuations in the value of a foreign currency between the date the security, contract, or other instrument is acquired and the date it is disposed of are also usually treated as ordinary income or loss. Under Section 988 of the Code, these gains or losses may increase or decrease the amount of the fund's investment company taxable income distributed to shareholders as ordinary income.

STATE AND LOCAL TAXES

Distributions by the fund also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

                        YIELD = (2 [(a - b + 1)(6) - 1])
                                        cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

The following table sets forth yield quotations for the two classes of the fund for the 30-day period ended December 31, 2002 (the last day of the fiscal year pursuant to computation methods prescribed by the SEC).

                                Investor             Advisor
Fund                            Class                Class
--------------------------------------------------------------------------------
International Bond              2.73%                2.49%
--------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature reflect all aspects of the fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's NAV per share during the period.

                                                                             34

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the fund for the one-, five- and 10-year periods (or the period since inception) ended December 31, 2002, the last day of the fund's most recent fiscal year.

Average annual total returns for periods of less than one year are calculated by determining the fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because the fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return After
Taxes on Distributions is a fund's actual performance adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After
Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
(Fiscal Year Ended December 31, 2002)
------------------------------------------------------------------------------------------
Fund                                      1 year    5 years   10 Years    Life of Class(1)
------------------------------------------------------------------------------------------
International Bond
Return Before Taxes                       23.53%    4.87%     6.01%       6.12%
Return After Taxes on Distributions       22.53%    3.91%     4.47%       N/A
Return After Taxes on Distributions
  and Sale of Fund Shares                 14.43%    3.49%     4.14%       N/A
------------------------------------------------------------------------------------------

(1)  Commenced operations on January 7, 1992. Only a fund with performance history for less than 10 years shows after-tax returns for life of class.

                                                                            35

AVERAGE ANNUAL TOTAL RETURNS -- ADVISOR CLASS
(Fiscal Year Ended December 31, 2002)
--------------------------------------------------------------------------------
Fund                                         1 year            Life of Class(1)
--------------------------------------------------------------------------------
International Bond()
Return Before Taxes                          23.24%            2.04%
Return After Taxes on Distributions          22.47%            1.04%
Return After Taxes on Distributions
  and Sale of Fund Shares                    14.27%            1.15%
--------------------------------------------------------------------------------

(1)  Commenced operations on October 27, 1998.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities
(source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.);
total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various
U.S. and foreign government reports; the junk bond market (source: Data
Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category tracked by Lipper Analytical
Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

36

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2) discussions of general economic trends;

(3) presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for the fund;

(5) descriptions of investment strategies for the fund;

(6) descriptions or comparisons of various savings and investment products
    (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund;

(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations;
    and

(9) testimonials describing the experience of persons that have invested in the fund.

The fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications.
Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of its existing fund or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for a new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the fund have been audited by PricewaterhouseCoopers
LLP, independent accountants. Their Independent Accountants' Report and the financial statements included in the fund's Annual Report for the fiscal year ended December 31, 2002, are incorporated herein by reference.

                                                                              37

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
Standard & Poor's
--------------------------------------------------------------------------------
AAA     This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA      Debt rated in this category is considered to have a very
        strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A       Debt rated A has a strong capacity to pay interest and
        repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category is regarded as having an
        adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB      Debt rated in this category has less near-term
        vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B       Debt rated in this category is more vulnerable to
        nonpayment than obligations rated 'BB', but
        currently has the capacity to pay interest and repay principal. Adverse business, financial, or  economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC     Debt rated in this category is currently vulnerable to
        nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or
        B- rating.
--------------------------------------------------------------------------------
CC      Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C       The rating C typically is applied to debt subordinated to
        senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D       Debt rated in this category is in default. This rating is
        used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

38

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa     This is the highest rating assigned by Moody's to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa      Debt rated in this category is considered to have a very
        strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A       Debt rated in this category possesses many favorable
        investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in  circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa     Debt rated in this category is considered as medium-grade
        debt having an adequate capacity to pay interest and repay principal.
        While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba      Debt rated Ba has less near-term vulnerability to default
        than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B       Debt rated B has a greater vulnerability to default, but
        currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa     Debt rated Caa is of poor standing, has a currently
        identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca      Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C       This is the lowest rating assigned by Moody's, and debt
        rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
Fitch, Inc.
--------------------------------------------------------------------------------
AAA     Debt rated in this category has the lowest expectation of
        credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA      Debt rated in this category has a very low expectation of
        credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A       Debt rated in this category has a low expectation of
        credit risk.  Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB     Debt rated in this category currently has a low
        expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB      Debt rated in this category has a possibility of
        developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B       Debt rated in this category has significant credit risk,
        but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

                                                                              39

Fitch, Inc.
--------------------------------------------------------------------------------
CCC, CC, C      Debt rated in these categories has a real possibility for
                default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D      The ratings of obligations in this category are based on
                their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
                'DD' indicates potential recoveries in the range of 50%-90% and
                'D' the lowest recovery potential, i.e., below 50%.
--------------------------------------------------------------------------------

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P        Moody's     Description
--------------------------------------------------------------------------------
A-1        Prime-1     This indicates that the degree of safety regarding
           (P-1)       timely payment is strong. Standard & Poor's rates
                       those issues determined to possess extremely strong
                       safety characteristics as A-1+
--------------------------------------------------------------------------------
A-2        Prime-2     Capacity for timely payment on commercial paper is
           (P-2)       satisfactory, but the relative degree of safety is not
                       as high as for issues designated A-1. Earnings trends
                       and coverage ratios, while sound, will be more subject
                       to variation. Capitalization characteristics,
                       while still appropriated, may be more affected by
                       external conditions. Ample alternate liquidity
                       is maintained.
--------------------------------------------------------------------------------
A-3        Prime-3     Satisfactory capacity for timely repayment. Issues that
           (P-3)       carry this rating are somewhat more vulnerable to the
                       adverse changes in circumstances than obligations
                       carrying the higher designations.
--------------------------------------------------------------------------------
NOTE RATINGS
--------------------------------------------------------------------------------
S&P    Moody's         Description
--------------------------------------------------------------------------------
SP-1   MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                       protection from established cash flows of funds for their
                       servicing or from established and broad-based access to
                       the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2   MIG-2; VMIG-2   Notes are of high quality with margins of protection
                       ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3   MIG-3; VMIG-3   Notes are of favorable quality with all security elements
                       accounted for, but lacking the undeniable strength of the
                       preceding grades. Market access for refinancing, in
                       particular, is likely to be less well established.
--------------------------------------------------------------------------------
SP-4   MIG-4; VMIG-4   Notes are of adequate quality carrying specific risk but
                       having protection and not distinctly or predominantly
                       speculative.
--------------------------------------------------------------------------------

40

NOTES

                                                                              41

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund, by contacting us at one of the addresses or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-6411

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX  816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

SH-SAI-33793   0305

AMERICAN CENTURY INTERNATIONAL BOND FUNDS

1933 Act Post-Effective Amendment No. 18
1940 Act Amendment No. 19
------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 23  EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(a)       Amended and Restated Declaration of Trust of American Century
          International Bond Funds dated March 1, 1999 (filed electronically as
          Exhibit (a)to Post-Effective Amendment No. 14 of the Registrant on
          April 30, 1999, File No.33-43321).

(b)       Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          2-91229).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article VIII of Registrant's Amended and
          Restated Declaration of Trust, appearing as Exhibit (a) to
          Post-Effective Amendment No. 14 on Form N-1A of the Registrant; and
          Article II, Article VII and Article VIII of Registrant's Amended and
          Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment
          No. 23 to the Registration Statement on Form N-1A of American Century
          Municipal Trust, File No. 2-91229.

(d)       (1) Management Agreement (Investor Class) between American Century
          International Bond Funds, American Century California Tax-Free and
          Municipal Funds, American Century Government Income Trust, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 1997, (filed electronically as Exhibit 5 to Post-Effective
          Amendment No. 33 to the Registration Statement of American Century
          Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Management Agreement (Investor Class) between
          American Century International Bond Funds, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated March 31, 1998 (filed electronically as Exhibit 5b to
          Post-Effective Amendment No. 23 of American Century Municipal Trust on
          March 26, 1998, File No. 2-91229).

          (3) Amendment to the Management Agreement (Investor Class) between
          American Century International Bond Funds, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century Municipal
          Trust, American Century Quantitative Equity Funds, American Century
          Target Maturities Trust and American Century Investment Management,
          Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (4) Amendment No. 1 to the Management Agreement (Investor Class)
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Municipal Trust, American Century Quantitative Equity Funds, American
          Century Target Maturities Trust, American Century Variable Portfolios
          II, Inc. and American Century Investment Management, Inc., dated
          September 16, 2000 (filed electronically as Exhibit d4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Municipal Trust, American Century Quantitative Equity Funds, American
          Century Target Maturities Trust, American Century Variable Portfolios
          II, Inc. and American Century Investment Management, Inc., dated
          August 1, 2001 (filed electronically as Exhibit d5 to Post-Effective
          Amendment No. 44 to the Registration Statement of American Century
          Government Income Trust on July 31, 2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Municipal Trust, American Century Quantitative Equity Funds, American
          Century Target Maturities Trust, American Century Variable Portfolios
          II, Inc. and American Century Investment Management, Inc., dated
          December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Investment Trust on November 30, 2001, File No. 33-65170).

          (7) Amendment No. 4 to the Management Agreement (Investor Class)
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Municipal Trust, American Century Quantitative Equity Funds, American
          Century Target Maturities Trust, American Century Variable Portfolios
          II, Inc. and American Century Investment Management, Inc., dated July
          1, 2002 (filed electronically as Exhibit d7 to Post-Effective
          Amendment No. 17 to the Registration Statement of the Registrant on
          June 28, 2002, File No. 33-65170).

          (8) Amendment No. 5 to the Management Agreement (Investor Class)
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Municipal Trust, American Century Quantitative Equity Funds, American
          Century Target Maturities Trust, American Century Variable Portfolios
          II, Inc. and American Century Investment Management, Inc., dated
          December 31, 2002 (filed electronically as Exhibit d8 to
          Post-Effective Amendment No. 4 to the Registration Statement of
          American Century Variable Portfolios II, Inc. on December 23, 2002,
          File No. 333-46922).

          (9) Management Agreement (Advisor Class) between American Century
          International Bond Funds, American Century Government Income Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Investment Management, Inc.,
          dated August 1, 1997, (filed electronically as Exhibit d3 to
          Post-Effective Amendment No. 27 of American Century Target Maturities
          Trust on August 28, 1997, File No. 2-94608).

          (10) Amendment to the Management Agreement (Advisor Class) between
          American Century International Bond Funds, American Century Government
          Income Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Target Maturities Trust
          and American Century Investment Management, Inc., dated June 1, 1998
          (filed electronically as Exhibit 5b to Post-Effective Amendment No. 9
          to the Registration Statement of American Century Investment Trust on
          June 30, 1999, File No. 33-65170).

          (11) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century International Bond Funds, American Century
          Government Income Trust, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated
          September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 36 to the Registration Statement of
          American Century Target Maturities Trust on April 18, 2001, File No.
          2-94608).

          (12) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century International Bond Funds, American Century
          Government Income Trust, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated August
          1, 2001 (filed electronically as Exhibit d8 to Post-Effective
          Amendment No. 44 to the Registration Statement of American Century
          Government Income Trust on July 31, 2001, File No. 2-99222).

          (13) Amendment No. 3 to the Management Agreement (Advisor Class)
          between American Century International Bond Funds, American Century
          Government Income Trust, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated December
          3, 2001 (filed electronically as Exhibit d10 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Quantitative Equity Funds on November 30, 2001, File No. 33-65170).

          (14) Amendment No. 4 to the Management Agreement (Advisor Class)
          between American Century Government Income Trust, American Century
          International Bond Funds, American Century Investment Trust, American
          Century Quantitative Equity Funds, American Century Target Maturities
          Trust and American Century Investment Management, Inc., dated July 1,
          2002 (filed electronically as Exhibit d13 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century Target
          Maturities Trust on January 31, 2003, File No. 2-94608).

(e)       (1) Amended and Restated Distribution Agreement between American
          Century International Bond Funds, American Century California Tax-Free
          and Municipal Funds, American Century Capital Portfolios, Inc.,
          American Century Government Income Trust, American Century Investment
          Trust, American Century Municipal Trust, American Century Mutual
          Funds, Inc., American Century Quantitative Equity Funds, American
          Century Strategic Asset Allocations, Inc., American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century Variable Portfolios II, Inc., American Century World Mutual
          Funds, Inc. and American Century Investment Services, Inc., dated
          September 3, 2002 (filed electronically as Exhibit e1 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Municipal Trust on September 30, 2002, File No.
          2-91229).

(e)       (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between American Century International Bond Funds, American Century
          California Tax-Free and Municipal Funds, American Century Capital
          Portfolios, Inc., American Century Government Income Trust, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Mutual Funds, Inc., American Century Quantitative Equity
          Funds, American Century Strategic Asset Allocations, Inc., American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc., American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds, Inc. and American Century Investment Services,
          Inc., dated December 31, 2002 (filed electronically as Exhibit e2 to
          Post-Effective Amendment No. 4 to the Registration Statement of
          American Century Variable Portfolios II, Inc. on December 23, 2002,
          File No. 333-46922).

(f)       Not applicable.

(g)       (1) Omnibus Custodian Agreement between American Century International
          Bond Funds and State Street Bank and Trust Company dated August 10,
          1993 (filed electronically as Exhibit g1 to Post-Effective Amendment
          No. 7 of the Registrant on April 22, 1996, File No. 33-43321).

          (2) Amendment No. 1 dated December 1, 1994 to the Omnibus Custodian
          Agreement between American Century International Bond Funds and State
          Street Bank and Trust Company dated August 10, 1993 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 7 filed on April 22, 1996, File No. 33-43321).

          (3) Amendment dated March 4, 1996 to the Omnibus Custodian Agreement between American Century International Bond Funds and State Street
          Bank and Trust Company dated August 10, 1993 (filed electronically as
          Exhibit g3 to Post-Effective Amendment No. 7 filed on April 22, 1996,
          File No. 33-43321).

          (4) Amendment dated December 9, 2000 to Omnibus Custodian Agreement between American Century International Bond Funds and State Street
          Bank and Trust Company dated August 10, 1993 (filed electronically as
          Exhibit g4 to Post-Effective Amendment No. 16 to the Registration
          Statement of the Registrant on April 30, 2001, File No. 33-43321).

          (5) Master Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services, Inc. dated January 22, 1997 (filed electronically as
          Exhibit g5 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213.

(h)       (1) Transfer Agency Agreement between American Century International
          Bond Funds, American Century California Tax-Free and Municipal Funds,
          American Century Investment Trust, American Century Government Income
          Trust, American Century Municipal Trust, American Century Quantitative
          Equity Funds, American Century Target Maturities Trust and American
          Century Services Corporation dated as of August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33 to the
          Registration Statement of the American Century Government Income Trust
          on July 31, 1997, File No. 2-99222).

          (2) Amendment No. 1 to the Transfer Agency Agreement between American
          Century International Bond Funds, American Century California Tax-Free
          and Municipal Funds, American Century Investment Trust, American
          Century Government Income Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated June
          29, 1998 (filed electronically as Exhibit 9b to Post-Effective
          Amendment No. 23 to the Registration Statement of American Century
          Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

          (3) Amendment No. 2 to the Transfer Agency Agreement between American
          Century International Bond Funds, American Century California Tax-Free
          and Municipal Funds, American Century Investment Trust, American
          Century Government Income Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated
          November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (4) Amendment No. 3 to the Transfer Agency Agreement between American
          Century International Bond Funds, American Century California Tax-Free
          and Municipal Funds, American Century Investment Trust, American
          Century Government Income Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated
          August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective
          Amendment No. 44 to the Registration Statement of American Century
          Government Income Trust on July 31, 2001, File No. 2-99222).

          (5) Amendment No. 4 to the Transfer Agency Agreement between American
          Century International Bond Funds, American Century California Tax-Free
          and Municipal Funds, American Century Investment Trust, American
          Century Government Income Trust, American Century Municipal Trust,
          American Century Quantitative Equity Funds, American Century Target
          Maturities Trust and American Century Services Corporation, dated
          December 3, 2001 (filed electronically as Exhibit h6 to Post-Effective
          Amendment No. 16 to the Registration Statement of American Century
          Investment Trust on November 30, 2001, File No. 33-65170).

          (6) Amendment No. 5 to the Transfer Agency Agreement between American
          Century Target Maturities Trust, American Century Investment Trust,
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Municipal Trust, American Century Quantitative
          Equity Funds, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated July 1, 2002 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 17 to the
          Registration Statement of American Century Investment Trust on June
          28, 2002, File No. 33-65170).

          (7) Amendment No. 6 to the Transfer Agency Agreement between American
          Century Target Maturities Trust, American Century Investment Trust,
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Municipal Trust, American Century Quantitative
          Equity Funds, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated September 3, 2002 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 35 to the
          Registration Statement of the Registrant on September 30, 2002, File
          No. 2-91229).

          (8) Amendment No. 7 to the Transfer Agency Agreement between American
          Century Target Maturities Trust, American Century Investment Trust,
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Municipal Trust, American Century Quantitative
          Equity Funds, American Century Variable Portfolios II, Inc. and
          American Century Services Corporation, dated December 31, 2002 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 4 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on December 23, 2002, File No. 333-46922).

          (9) Credit Agreement between American Century Funds and J.P. Morgan
          Chase Bank as Administrative Agent, dated December 17, 2002 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 34 to the
          Registration Statement of American Century Variable Portfolios II,
          Inc. on December 23, 2002, File No. 333-46922).

(i)       Opinion and consent of counsel dated April 30, 1999 (filed electronically as Exhibit i to Post-Effective Amendment No. 14 to the
          Registration Statement of the Registrant on April 30, 1999, File No.
          33-43321).

(j)       (1) Consent of PricewaterhouseCoopers, LLP, independent accountant, is included herewith.

          (2) Power of Attorney dated September 12, 2002 (filed electronically as Exhibit j4 to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century Municipal Trust on September 30, 2002,
          File No. 2-91229).

          (3) Power of Attorney, dated December 17, 2002 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 4 to the Registration
          Statement of American Century Variable Portfolios II, Inc. on December
          23, 2002, File No. 333-46922).

          (4) Secretary's Certificate dated September 12, 2002 (filed electronically as Exhibit j5 to Post-Effective Amendment No. 35 to the
          Registration Statement of American Century Municipal Trust on
          September 30, 2002, File No. 2-91229).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit m1 to Post-Effective Amendment No. 32 to the
          Registration Statement of American Century Target Maturities Trust on
          January 31, 2000, File No. 2-94608).

          (2) Amendment to the Master Distribution and Shareholder Services Plan
          of American Century Government Income Trust, American Century
          International Bond Funds, American Century Target Maturities Trust and
          American Century Quantitative Equity Funds (Advisor Class) dated June
          29, 1998 (filed electronically as Exhibit m2 to Post-Effective
          Amendment No. 32 to the Registration Statement of American Century
          Target Maturities Trust on January 31, 2000, File No.2-94608).

          (3) Amendment No. 1 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class) dated August 1, 2001 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant on July 31, 2001, File No.
          2-99222).

          (4) Amendment No. 2 to the Master Distribution and Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century International Bond Funds,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class) dated December 3, 2001
          (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16
          to the Registration Statement of the Registrant on November 30, 2001,
          File No. 33-65170).

          (5) Amendment No. 3 to the Master Distribution and Shareholder
          Services Plan of American Century Target Maturities Trust, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust and American Century
          Quantitative Equity Funds (Advisor Class) dated July 1, 2002 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 38 to the
          Registration Statement of American Century Target Maturities Trust, on
          January 31, 2003, File No. 2-94608).

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, American Century Capital Portfolios, Inc., American
          Century Mutual Funds, Inc., American Century Strategic Asset
          Allocation, Inc. and American Century World Mutual Funds, dated
          September 3, 2002 (filed electronically as Exhibit n to Post-Effective
          Amendment No. 35 to the Registration Statement of American Century
          California Tax-Free and Municipal Funds on December 17, 2002, File No.
          2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds, American Century Capital Portfolios, Inc.,
          American Century Mutual Funds, Inc., American Century Strategic Asset
          Allocation, Inc. and American Century World Mutual Funds dated
          December 31, 2002 (filed electronically as Exhibit n2 to
          Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Municipal Trust on December 23, 2002, File No.
          2-91299).

(o)       Not applicable.

(p)       (1) American Century Investments Code of Ethics (filed electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

          (2) J.P. Morgan Investment Management, Inc. Code of Ethics (filed electronically as Exhibit p3 to Post-Effective Amendment No. 20 to the
          Registration Statement of American Century Capital Portfolios, Inc. on
          April 20, 2001, File No. 33-64872).

Item 24. Persons Controlled by or Under Common Control with Registrant - None.

Item 25. Indemnification.

    As stated in Article VII, Section 3 of the Amended and Restated Declaration
of Trust, incorporated herein by reference to Exhibit (a)to the Registration
Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

    Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant's Bylaws, amended on March 9, 1998 (filed electronically as Exhibit (b) of Post-Effective Amendment No. 23 to the
Registration Statement of American Century Municipal Trust on March 26, 1998,
File No. 2-91229).

Item 26. Business and other Connections of Investment Advisor.

    American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

Item 27. Principal Underwriters.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

    (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal      Positions and Offices      Positions and Offices
Business Address*        with Underwriter            with Registrant
------------------------------------------------------------------------

James E. Stowers, Jr.   Chairman and Director         none

James E. Stowers III    Co-Chairman                   none
                        and Director

W. Gordon Snyder        President and Chief           none
                        Executive Officer

William M. Lyons        Executive Vice President      President
                        and Director

Robert T. Jackson       Executive Vice President,     Executive Vice
                        Chief Financial Officer and   President
                        Chief Accounting Officer

Joseph Greene           Senior Vice President         none

Brian Jeter             Senior Vice President         none

Mark Killen             Senior Vice President         none

Tom Kmak                Senior Vice President         none

David Larrabee          Senior Vice President         none

Barry Mayhew            Senior Vice President         none

David C. Tucker         Senior Vice President         Senior Vice
                        and General Counsel           President
                                                      and General
                                                      Counsel

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29. Management Services.

     Not  Applicable.

Item 30. Undertakings.

     Not  Applicable.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, American Century International Bond Funds, the Registrant,
certifies that it meets all the requirements for effectiveness of this
Post-Effective Amendment No. 18 and Amendment No. 19 to its Registration
Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18/ Amendment
No. 19 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on the 30th day of April,
2003.

                          AMERICAN CENTURY INTERNATIONAL BOND FUNDS

                          By: /*/ William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 18 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                          Date
---------                     -----                          ----

*William M. Lyons             President, Chairman of         April 30, 2003
---------------------------   the Board, Principal
William M. Lyons              Executive Officer and
                              Trustee

*Maryanne Roepke              Senior Vice President,         April 30, 2003
---------------------------   Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Albert A. Eisenstat          Trustee                        April 30, 2003
---------------------------
Albert A. Eisenstat

*Ronald J. Gilson             Trustee                        April 30, 2003
---------------------------
Ronald J. Gilson

*Kathryn A. Hall              Trustee                        April 30, 2003
---------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                        April 30, 2003
---------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                        April 30, 2003
---------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                        April 30, 2003
---------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                        April 30, 2003
---------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact (pursuant to a Power of Attorney
                     Dated September 12, 2002)